UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9709
                                                     ---------------------

                      Liberty Floating Rate Advantage Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: August 31, 2003
                                           ------------------

                  Date of reporting period: February 28, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                LIBERTY FLOATING
                               RATE ADVANTAGE FUND

                                Semiannual Report

                                February 28, 2003

                        [photo of man playing with child]



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

                                LIBERTY FLOATING
                               RATE ADVANTAGE FUND

                                Semiannual Report

                                February 28, 2003

                        [photo of man playing with child]



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

President's Message

[photo of Joseph R. Palombo]

Dear Shareholder:

The environment for the syndicated loan market, which comprises large corporate loans made by a group or syndicate of banks and institutional investors, remained volatile over the past six months. The second half was markedly better than the first half of the period. Bankruptcy filings by high-profile companies, which led to a general widening of loan credit risk premiums, peaked late in 2002. Then, as default rates started to come down and investors began to move back into riskier segments of the fixed income markets, the environment for the syndicated loan market improved. Better performance from the high yield bond sector also helped this market.

Declining interest rates, which are generally positive for stocks and bonds, were a negative factor for the fund throughout the six-month period because yields on floating-rate loans adjust downward to reflect lower current rates. Nevertheless, an improving credit environment offset the impact of declining rates and helped the syndicated loan market achieve positive returns for the period.

In the following report, portfolio managers Brian Good and Jim Fellows talk in greater detail about the performance of Liberty Floating Rate Advantage Fund and the decisions they made in managing the fund. As always, thank you for investing in Liberty Funds. We look forward to helping you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net asset value per share as of 2/28/03 ($)
         Class A                     10.40
         Class B                     10.40
         Class C                     10.40
         Class Z                     10.40

Distributions declared per share 9/1/02-2/28/03 ($)
         Class A                      0.42
         Class B                      0.41
         Class C                      0.40
         Class Z                      0.44
--------------------------------------------------------------------------------



Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Performance Information

Value of a $10,000 investment
1/13/00 - 2/28/03

Performance of a $10,000 investment
1/13/00 - 2/28/03 ($)

               without    with
                sales     sales
               charge    charge
------------------------------------
 Class A      11,247      10,853
------------------------------------
 Class B      11,130      11,000
------------------------------------
 Class C      11,081      11,081
------------------------------------
 Class Z      11,366         n/a
------------------------------------


[mountain chart data} :

                                                                   Lehman Bros.
              Class A shares             Class A shares         Intermediate US
        without sales charge          with sales charge    Government Bond Index

1/2000             $10,000.0                  $ 9,650.0              $10,000.0
                    10,050.0                    9,698.0               10,033.0
                    10,141.0                    9,787.0                9,954.0
                    10,151.0                    9,795.0                9,990.0
                    10,210.0                    9,853.0               10,073.0
                    10,316.0                    9,955.0               10,135.0
                    10,420.0                   10,055.0               10,208.0
                    10,521.0                   10,153.0               10,260.0
                    10,604.0                   10,233.0               10,293.0
                    10,696.0                   10,322.0               10,298.0
                    10,778.0                   10,400.0               10,321.0
                    10,821.0                   10,442.0               10,393.0
                    10,895.0                   10,514.0               10,455.0
                    10,998.0                   10,613.0               10,545.0
                    11,049.0                   10,663.0               10,558.0
                    11,020.0                   10,634.0               10,540.0
                    10,915.0                   10,533.0               10,513.0
                    11,027.0                   10,641.0               10,639.0
                    11,041.0                   10,654.0               10,651.0
                    11,176.0                   10,785.0               10,678.0
                    11,316.0                   10,920.0               10,763.0
                    11,128.0                   10,739.0               10,558.0
                    10,873.0                   10,493.0               10,393.0
                    11,007.0                   10,622.0               10,556.0
                    11,176.0                   10,784.0               10,666.0
                    11,344.0                   10,947.0               10,725.0
                    11,274.0                   10,879.0               10,684.0
                    11,493.0                   11,090.0               10,808.0
                    11,652.0                   11,245.0               10,924.0
                    11,683.0                   11,274.0               10,916.0
                    11,455.0                   11,054.0               10,751.0
                    11,051.0                   10,664.0               10,588.0
                    10,878.0                   10,497.0               10,557.0
                    10,723.0                   10,347.0               10,580.0
                    10,621.0                   10,249.0               10,438.0
                    10,806.0                   10,427.0               10,618.0
                    11,067.0                   10,680.0               10,785.0
                    11,232.0                   10,839.0               10,930.0
2/2003              11,247.0                   10,853.0               11,094.0



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, an index is not an investment, does not incur fees or charges and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from December 31, 1999.


Average annual total return as of 2/28/03 (%)

Share class                        A                          B                           C                     Z
Inception                       1/13/00                    1/13/00                     1/13/00               1/13/00
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                         sales        sales          sales        sales          sales         sales          sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)      3.39         -0.22          3.22         -0.01          3.14           2.15          3.57
-------------------------------------------------------------------------------------------------------------------
1-year                   -0.23         -3.73         -0.58         -3.58         -0.73          -1.65          0.12
-------------------------------------------------------------------------------------------------------------------
Life                      3.83          2.65          3.49          3.10          3.34           3.34          4.18
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 12/31/02 (%)

Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                         sales        sales          sales        sales          sales         sales          sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     -3.39         -6.77         -3.56         -6.57         -3.63          -4.55         -3.21
-------------------------------------------------------------------------------------------------------------------
1-year                   -0.98         -4.44         -1.32         -4.30         -1.47          -2.39         -0.63
-------------------------------------------------------------------------------------------------------------------
Life                      3.47          2.24          3.13          2.58          2.98           2.98          3.82
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for class A shares; the appropriate class B shares early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0%; and the class C shares EWC of 1.00% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Portfolio Managers' Report

30-day SEC yield as of 2/28/03
                                   After
                             reimbursement (%)

Class A                            6.67
Class B                            6.56
Class C                            6.41
Class Z                            7.27

The 30-day SEC yield reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 6.48% for class A shares, 6.13% for class B shares, 5.97% for class C shares and 6.83% for class Z shares.

Top 10 issuers as of 2/28/03 (%)

Washington Group International      5.0%
Century Cable Holdings              4.3
Mission Energy Holdings             3.0
Vought Aircraft Industries          2.8
Olympus Cable Holdings              2.5
1424666 Ontario Ltd.                2.4
Loews Cineplex Entertainment        2.2
Huntsman Co.                        2.1
Alliance Gaming                     2.0
Calpine                             2.0

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee that the fund will continue to maintain this breakdown in the future.




For the six-month period that ended February 28, 2003, the class A shares of Liberty Floating Rate Advantage Fund returned 3.39%, without sales charge. That was lower than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was up 4.07% for the period. The fund was negatively affected in the fall of 2002 by its holdings in the hotel and lodging sectors, businesses that have suffered from an ongoing decline in air travel. However, the environment for floating rate securities became more favorable toward the end of 2002, and the fund made up some of its lost ground. The leveraged portion of the fund's assets, which had hurt results as interest rates came down earlier in 2002, became a slight advantage as conditions improved.

LOWER DEFAULT RATES HELP FIXED-INCOME MARKETS

One of the most important developments during the six-month period was a significant reduction in the incidence of corporate defaults. Default rates among high-yield bond issuers had been running at unusually high levels--between 12% and 13%--during the summer of 2002. Toward the end of the year default rates came down to the 7% level. Investors concluded that the lower-rated segments of the fixed-income markets had become less risky, so they were willing to put more money into high-yield instruments. In turn, more high-yield bonds were issued in order to meet growing investor demand. The result of this market shift was not only that companies were repaying high-yield bank loans, but also that senior lenders emerged with an improved credit position. These trends were favorable for the fund's primary markets.

EARLY VOLATILITY HURTS PERFORMANCE

Most of the fund's shortfall in performance can be traced to the first two months of the six-month period. In addition to weakness in the hotel and lodging sectors, one specific holding that had a negative impact on fund performance was the engineering and construction company Washington Group International (5.0% of net assets).1 The fund had received a piece of equity in the company in lieu of a restructuring, and it declined sharply in September and October of 2002. The fund's cable and wireless holdings also remained under pressure.

However, cable and wireless improved later in the period, at which time several other bright spots

------------
1  Holdings are disclosed as of February 28, 2003, and are subject to change.

emerged. Our investment in the troubled conglomerate Tyco Corp. was closed out at a profit. We had been able to purchase a sizable term loan at a five percentage point discount last year, amid the negative publicity surrounding some of Tyco's accounting practices. Since then, the company was able to refinance its loan, and our entire position was repaid at par. The gain, though not large in percentage terms, was important because Tyco Corp. was the fund's biggest position at that time. The fund also benefited when electric utility AES Corp. (1.4% of net assets) underwent a major restructuring, resulting in enhanced collateral to the loan group and a partial cash payment to bondholders.

CAUTIOUS OPTIMISM FOR 2003

By period end, as geopolitical uncertainty mounted, the attention of the nation and the financial markets focused squarely on the developing events in Iraq. While the course of war and peace is impossible to predict with any confidence, the overall environment for floating-rate securities is more to our liking than it was a year ago. Interest rates appear unlikely to decline meaningfully from their current levels, while corporate default rates, having moved in the right direction, appear to be stabilizing rather than going back up. For several months now, the market for corporate bonds and other syndicated loans has held up well relative to other financial markets. We see that trend continuing in the year ahead.

/s/ Brian Good

/s/ Jim Fellows

Brian Good and Jim Fellows, CFA, are senior vice presidents of Stein Roe & Farnham Incorporated, an affiliate of Columbia Management Group, Inc. They have been portfolio managers of the Liberty Floating Rate Advantage Fund since its inception.



Portfolio quality breakdown
as of 2/28/03 (dollar-weighted %)

[pie chart data]:

Ba1:                       0.6%
Ba2:                       5.5
Ba3:                      19.1
B1:                       17.5
B2:                       12.8
B3:                        7.9
Caa1:                      8.5
Caa2:                      0.6
Ca:                        1.0
Non-rated:                17.4
Withdrawn:                 1.4
Other:                     7.7


Quality breakdowns are calculated as a percentage of total investments. Because the fund is actively managed, there is no guarantee that the fund will continue to maintain these quality breakdowns in the future.

Top 5 sectors as of 2/28/03 (%)

[bar chart data]:

Wireless telecommunications         10.0%
Cable television                    10.0
Electric utilities                   7.7
Movies/entertainment                 6.5
Health care                          6.3

Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there is no guarantee that the fund will continue to maintain this breakdown in the future.




Just like any other investment, floating rate loan investments present financial risks. Defaults on the loans in the portfolio could reduce the fund's net asset value (NAV) and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower-yielding security, which could affect the valuation of the portfolio's holdings.

The fund is a continuously offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the fund's trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

The use of leverage for investment purposes creates opportunities for greater total returns, but at the same time involves certain risks, such as greater volatility of the NAV of the fund's shares and the nonpayment of dividends.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

Investment Portfolio

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR LOAN
INTERESTS (a) - 121.3%               PAR         VALUE
--------------------------------------------------------
AEROSPACE/DEFENSE - 3.4%
Integrated Defense Technologies,
   Term Loan B     03/04/08   $  997,497     $  991,701
Vought Aircraft Industries, Inc.:
   Term Loan A     06/30/06    1,144,928      1,109,580
   Term Loan B     06/30/07      851,777        828,247
   Term Loan C     06/30/08    2,010,440      1,960,052
   Term Loan X     12/31/06    1,075,000      1,044,094
                                            -----------
                                              5,933,674
                                            -----------
AUTO PARTS - 3.5%
1424666 Ontario Ltd.
   Term Loan B     08/10/07    4,377,140      4,307,037
Federal-Mogul Corp.:
   Supplemental
    Revolver       02/24/04    1,312,851      1,306,286
   Term Loan C     02/24/04      573,404        570,537
                                            -----------
                                              6,183,860
                                            -----------
BROADCASTING - 4.7%
Comcorp Broadcasting, Inc.,
   Term Loan A2    03/31/03    1,813,479      1,727,339
GT Brands LLC,
   Term Loan       09/30/07    2,500,000      2,438,535
Quorum Broadcasting Co., Inc.,
   Term Loan B     12/31/04    2,029,602      1,872,412
UPC Financing Partnership,
   Term Loan C2    03/31/09    3,000,000      2,058,750
White Knight Broadcasting, Inc.,
   Term Loan A2    03/31/03      186,521        177,661
                                            -----------
                                              8,274,697
                                            -----------
BUILDING PRODUCTS - 0.8%
Tapco International Corp.:
   Term Loan B     06/23/07      859,003        849,382
   Term Loan C     06/23/08      614,280        607,399
                                            -----------
                                              1,456,781
                                            -----------
BUSINESS SERVICES - 0.8%
HQ Global, (b)
   Term Loan B     11/06/05    1,849,805      1,156,502
NATG Holdings, LLC, (c)
   Revolver A      01/23/05      131,418        128,132
   Term Loan A     01/23/09      127,805         51,141
   Term Loan B1    01/23/10       86,523         34,622
   Term Loan B2    01/23/10       84,238         67,403
                                            -----------
                                              1,437,800
                                            -----------




                                     PAR         VALUE
--------------------------------------------------------
CABLE TELEVISION - 10.0%
Century Cable Holdings, LLC,
   Term Loan       06/30/09  $10,500,000    $ 7,568,418
Charter Communications
   Operating, LLC,
   Term Loan B     03/18/08    2,295,990      1,933,430
CSC Holdings, Inc., (d)
   Revolver        06/30/06    2,246,250      2,090,295
Olympus Cable Holdings, LLC:
   Term Loan A     06/30/10    3,000,000      2,380,713
   Term Loan B     09/30/10    2,500,000      2,027,840
RCN Corp.,
   Term Loan B     06/03/07    2,241,000      1,636,617
                                            -----------
                                             17,637,313
                                            -----------
CASINOS/GAMBLING - 5.0%
Aladdin Gaming, LLC: (b)
   Term Loan A     02/25/05    4,000,000      3,360,000
   Term Loan B     08/26/06    1,250,000      1,037,500
Alliance Gaming Corp.,
   Term Loan       12/31/06    3,473,750      3,495,369
Ameristar Casinos, Inc.,
   Term Loan B     12/20/06      878,778        883,167
                                            -----------
                                              8,776,036
                                            -----------
CHEMICALS - 3.6%
Huntsman Co., LLC,
   Term Loan A     03/31/07    3,041,137      2,502,236
   Term Loan B     03/31/07    1,458,863      1,199,923
Huntsman International, LLC:
   Term Loan B     06/30/07      289,528        285,003
   Term Loan C     06/30/08      249,987        245,944
Lyondell Chemical Co.,
   Term Loan E     05/17/06      330,298        331,278
Messer Griesheim Industries, Inc.:
   Term Loan B     04/27/09      526,219        530,213
   Term Loan C     04/27/10      973,781        979,291
Noveon, Inc.: (d)
   Revolver        03/31/07            1              6
   Term Loan A     03/31/07      344,636        342,661
                                            -----------
                                              6,416,555
                                            -----------
COAL - 1.0%
Headwaters, Inc.,
   Term Loan B     08/30/07    1,805,211      1,834,882
                                            -----------
CONSUMER SERVICES - 0.5%
Alderwoods Group, Inc.:
   Note 5 Year     01/02/07      294,100        286,747
   Note 7 Year     01/02/09      528,068        501,665
Loewen Group International, Inc., (b)
   Revolver        06/30/04       72,883         72,883
                                            -----------
                                                861,295
                                            -----------




See notes to investment portfolio.

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR LOAN
INTERESTS (a) - (CONTINUED)          PAR         VALUE
-------------------------------------------------------
CONSUMER SPECIALTIES - 3.0%
American Greetings Corp.,
   Term Loan B     06/15/06  $ 1,477,014    $ 1,498,325
Church & Dwight Co., Inc.,
   Term Loan B     09/30/07      995,000      1,001,758
Johnson Diversey, Inc.,
   Term Loan B     11/03/09    2,321,667      2,337,238
Jostens, Inc.,
   Term Loan A     05/31/06      390,678        383,683
                                            -----------
                                              5,221,004
                                            -----------
CONTAINERS/PACKAGING - 1.3%
Pliant Corp.,
   Term Loan B     05/31/08    2,257,275      2,232,307
Riverwood International Corp., (d)
   Revolver        12/31/06      125,000        121,549
                                            -----------
                                              2,353,856
                                            -----------
DIVERSIFIED COMMERCIAL SERVICES - 1.7%
Outsourcing Solutions, Inc., (b)(c)
   Term Loan B     06/10/06    2,408,750      1,710,213
Transcore Holdings, Inc.,
   Term Loan B     10/01/06    1,197,000      1,200,970
                                            -----------
                                              2,911,183
                                            -----------
DIVERSIFIED MANUFACTURING - 5.6%
Enersys, Inc.,
   Term Loan B     11/09/08    1,465,003      1,453,462
Jason, Inc.,
   Term Loan B     06/30/07    1,398,814      1,335,217
Polymer Group, Inc.:
   Term Loan B     12/20/05    1,983,607      1,817,835
   Term Loan C     12/20/06    1,000,000        919,167
Polypore, Inc.:
   Term Loan B     12/31/06      989,848        989,877
   Term Loan C     12/31/07    2,481,250      2,490,121
Superior Telecom, Inc.,
   Term Loan B     05/27/04    2,452,415        870,657
                                            -----------
                                              9,876,336
                                            -----------
ELECTRIC UTILITIES - 7.7% AES Corp.,
   Term Loan C     07/15/05    2,513,974      2,415,402
Calpine Corp.,
   Term Loan B     03/08/04    3,798,260      3,483,766
Mission Energy Holdings Co.: (c)
   Term Loan A     07/02/06    2,467,532      1,357,233
   Term Loan B     07/02/06    7,032,468      3,868,115
Westar Energy, Inc.,
   Term Loan       06/05/05    2,491,453      2,466,538
                                            -----------
                                             13,591,054
                                            -----------



                                     PAR         VALUE
-------------------------------------------------------
ELECTRONIC COMPONENTS - 2.3%
Sanmina SCI Corp.,
   Term Loan B     12/21/07  $ 1,500,000    $ 1,523,232
Viasystems, Inc.:
   Term Loan B     09/30/08    3,717,921      2,574,823
                                            -----------
                                              4,098,055
                                            -----------
ENGINEERING & CONSTRUCTION - 3.1%
Washington Group International,
   Revolver B      07/23/04    5,500,000      5,493,088
                                            -----------
ENVIRONMENTAL SERVICES - 1.1%
Environmental Systems
   Products Holdings,
   Tranche 1       12/31/04    2,043,451      1,951,495
                                            -----------
FARMING/AGRICULTURE - 2.2%
Scotts Company,
   Term Loan B     12/31/07      927,665        932,127
United Industries Corp.,
   Term Loan B     01/20/06    2,959,028      2,969,494
                                            -----------
                                              3,901,621
                                            -----------
FINANCE COMPANIES - 0.3%
Finova Group, Inc.,
   Note            05/15/09    1,490,000        506,600
                                            -----------
FOOD MANUFACTURING - 2.9%
Commonwealth Brands, Inc.,
   Term Loan       08/28/07    2,312,500      2,315,850
Merisant Co.,
   Term Loan B     03/31/07    1,903,604      1,905,488
Michael Foods, Inc.,
   Term Loan B     04/10/08      819,359        824,213
                                            -----------
                                              5,045,551
                                            -----------
HEALTH CARE - 6.3%
Accredo Health, Inc.,
   Term Loan B     03/31/09    1,488,750      1,492,315
Concentra Operating Corp.:
   Term Loan B     06/30/06    1,216,251      1,197,269
   Term Loan C     06/30/07      608,126        598,635
Insight Health Services Group: (d)
   Term Loan B     10/17/08    1,481,250      1,493,267
Pacificare Health Systems, Inc.,
   Term Loan A     01/03/05    1,290,182      1,291,392
PerkinElmer, Inc.,
   Term Loan B     12/26/08    2,000,000      2,027,956
Team Health, Inc.,
   Term Loan B     10/31/08    3,000,000      2,906,745
                                            -----------
                                             11,007,579
                                            -----------




See notes to investment portfolio.

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR LOAN
INTERESTS (a) - (CONTINUED)          PAR         VALUE
-------------------------------------------------------
HOSPITAL MANAGEMENT - 0.9%
Vanguard Health Systems,
   Incremental Term
     Loan          01/03/10  $ 1,600,000    $ 1,612,693
                                            -----------
HOTELS/RESORTS - 2.8%
Sunburst Hospitality Corp.,
   Term Loan       12/30/05    1,697,853      1,693,028
Wyndham International, Inc.:
   IRL             06/30/04      688,768        519,719
   Term Loan       06/30/06    3,640,253      2,640,767
                                            -----------
                                              4,853,514
                                            -----------
MEDIA CONGLOMERATES - 0.2%
Bridge Information Systems: (b)
   Revolver        07/07/03      700,456         94,562
   Term Loan A     07/07/03      285,350         38,522
   Term Loan B     05/29/05    1,241,304        167,576
                                            -----------
                                                300,660
                                            -----------
MEDICAL SPECIALTIES - 1.1%
Dade Behring, Inc.,
   Term Loan A1    10/01/08    2,000,000      2,001,695
                                            -----------
METAL FABRICATIONS - 1.1%
OM Group,
   Term Loan C     04/01/06    1,994,987      1,913,421
                                            -----------
METALS/MINING - 2.6% \
Dresser, Inc.,
   Term Loan B     04/10/09    1,800,297      1,805,040
Stillwater Mining Co.:
   Term Loan A     12/30/05      921,370        889,150
   Term Loan B     12/31/07    1,922,988      1,856,298
                                            -----------
                                              4,550,488
                                            -----------
MOVIES/ENTERTAINMENT - 6.1%
AMF Bowling Worldwide, Inc.,
   Term Loan       02/28/08    1,851,903      1,849,869
Carmike Cinemas, Inc.,
   Term Loan       01/31/07    2,645,808      2,637,666
Loews Cineplex Entertainment,
   Term Loan       02/29/08    3,858,586      3,792,786
Metro-Goldwyn-Mayer Studios, Inc.,
   Term Loan B     06/30/08    2,500,000      2,487,997
                                            -----------
                                             10,768,318
                                            -----------
OIL REFINING/MARKETING - 0.5%
Tesoro Petroleum Corp.,
   Term Loan B     12/31/07      895,411        854,659
                                            -----------





                                     PAR         VALUE
-------------------------------------------------------
PAPER - 1.6%
Appleton Papers, Inc.,
   Term Loan C     11/08/06  $ 1,179,284    $ 1,184,490
Port Townsend Paper Corp.,
   Term Loan B     03/16/07    1,866,750      1,662,166
                                            -----------
                                              2,846,656
                                            -----------
PHARMACEUTICALS - 0.4%
Medpointe, Inc.,
   Term Loan B     09/30/08      774,878        709,269
                                            -----------
PRINTING/PUBLISHING - 5.0%
Bell Actimedia, Inc.,
   Term Loan C     11/29/10    2,330,000      2,367,309
Canwest Media, Inc.:
   Term Loan B2    05/15/08    1,197,244      1,197,938
   Term Loan C2    05/15/09      747,982        748,415
Qwest Dex, Inc.,
   Term Loan A     08/30/04    3,333,333      3,454,237
Weekly Reader Corp.,
   Term Loan B     11/17/06      969,925        952,476
                                            -----------
                                              8,720,375
                                            -----------
RAIL/SHIPPING - 2.1%
American Commercial Lines:
   Term Loan B     06/30/06      775,443        624,356
   Term Loan C     06/30/07    1,022,879        823,583
Helm Holding Corp.,
   Term Loan B     10/18/06    2,435,389      2,257,509
                                            -----------
                                              3,705,448
                                            -----------
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Corrections Corp. of America,
   Term Loan A     03/31/06    1,593,750      1,592,077
                                            -----------
RETAIL STORES - 1.1%
CH Operating, LLC,
   Term Loan       06/21/07    1,965,517      1,950,884
                                            -----------
SEMICONDUCTORS - 0.3%
Semiconductors Components Industries, LLC:
   Term Loan B     08/04/06      160,344        145,285
   Term Loan C     08/04/07      172,713        156,492
   Term Loan D     08/04/07      333,057        302,883
                                            -----------
                                                604,660
                                            -----------
STEEL/IRON ORE - 3.3%
Ispat Inland, LP.:
   Term Loan B     07/16/05    2,207,847      1,433,831
   Term Loan C     07/16/06    2,207,847      1,433,831
UCAR Finance, Inc.,
   Term Loan B     12/31/07    2,981,552      2,855,723
                                            -----------
                                              5,723,385
                                            -----------



See notes to investment portfolio.

February 28, 2003 (Unaudited)


VARIABLE RATE SENIOR LOAN
INTERESTS (a) - (CONTINUED)          PAR         VALUE
-------------------------------------------------------
TELECOMMUNICATION SERVICES - 2.9%
GT Group Telecom Services Corp., (b)(c)
   Vendor Term Loan06/30/08  $ 1,871,785     $   37,436
Time Warner Telecom Holdings,
   Term Loan B     03/31/08    1,200,000      1,026,302
TSI Telecommunication Services,
   Term Loan B     12/31/06    1,897,727      1,813,516
Valor Telecommunications Enterprises, LCC,
   Term Loan B     06/30/08    2,435,793      2,148,136
                                            -----------
                                              5,025,390
                                            -----------
TELECOMMUNICATIONS INFRASTRUCTURE/EQUIPMENT - 0.9%
Spectrasite Communications, Inc.,
   Term Loan B     12/31/07    1,801,159      1,598,914
                                            -----------
TEXTILES - 1.5%
St. John's Knits,
   Term Loan B     07/31/07    2,658,195      2,663,337
                                            -----------
TRANSPORTATION - 5.2%
Evergreen International Aviation, Inc.:
   Term Loan B1    05/07/03    1,748,335      1,513,262
   Term Loan B2    05/07/03      908,279        777,890
Motor Coach Industries International, Inc.,
   Term Loan       06/16/05    2,807,981      2,171,551
Transportation Technologies Industries, Inc.,
   Term Loan B     03/31/07    3,327,536      2,827,181
United Airlines,
   Term Loan B     07/01/04    2,000,000      1,920,282
                                            -----------
                                              9,210,166
                                            -----------
WIRELESS TELECOMMUNICATIONS - 10.0%
American Cellular Corp.:
   Term Loan B     03/31/08      567,430        427,700
   Term Loan C     03/31/09      647,873        488,335
Centennial Cellular Operating Co., LLC,
   Term Loan A     11/30/06    1,725,000      1,414,667
Centennial Puerto Rico Operations Corp.:
   Term Loan B     05/31/07    2,397,628      1,878,993
   Term Loan C     11/30/07    1,549,945      1,215,171
Cricket Communications, Inc., (b)
   Vendor Term Loan06/30/07   10,000,000      2,200,000
Nextel Finance Co., Inc.:
   Term Loan B     06/30/08    1,246,875      1,191,811
   Term Loan C     12/31/08    1,246,875      1,191,810
Nextel Partners,
   Term Loan B     01/29/08    3,500,000      3,251,890
Rural Cellular Corp.:
   Term Loan B     10/03/08      196,445        169,936
   Term Loan C     04/03/09      196,445        169,936
   Term Loan D     10/03/09    1,471,445      1,271,108




                                     PAR         VALUE
--------------------------------------------------------
WIRELESS TELECOMMUNICATIONS (CONTINUED)
Sygnet Wireless, Inc.,
   Term Loan C     12/23/07  $ 2,030,344    $ 1,806,546
Ubiquitel Operating Co.:
   Term Loan A     09/30/07      938,776        662,257
   Term Loan B     11/17/08      469,388        302,619
                                            -----------
                                             17,642,779
                                            -----------
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
   (cost of $233,778,830)                   213,619,103
                                            -----------

COMMON STOCKS (e) - 2.5%           SHARES
-------------------------------------------------------
BUSINESS SERVICES - 0.1%
NATG Holdings, LLC (c)            40,800        204,000
                                            -----------
CONSUMER SERVICES - 0.1%
Alderwoods Group, Inc.            58,773        218,048
                                            -----------
ENGINEERING & CONSTRUCTION - 1.9%
Washington Group International   226,726      3,364,614
                                            -----------
HEALTHCARE SERVICES - 0.0%
Sun Healthcare Group, Inc.        90,559         24,903
                                            -----------
MOVIES/ENTERTAINMENT - 0.4%
AMF Bowling Worldwide, Inc.,      29,759        565,421
                                            -----------

TOTAL COMMON STOCKS
   (cost of $4,585,998)                       4,376,986
                                            -----------

SHORT-TERM
OBLIGATIONS - 7.4%                    PAR
-------------------------------------------------------
COMMERCIAL PAPER - 6.8%
UBS America, Inc.,
   1.310%          03/03/03   $12,000,000    11,999,127
                                            -----------
TIME DEPOSIT - 0.6%
State Street Bank & Trust Co.,
   0.250%          03/03/03     1,100,000     1,100,000
                                            -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $13,099,127)                     13,099,127
                                            -----------

TOTAL INVESTMENTS - 131.2%
   (cost of $251,463,955)(f)                231,095,216
                                            -----------

OTHER ASSETS & LIABILITIES, NET - (31.2)%   (55,012,331)
-------------------------------------------------------

NET ASSETS - 100.0%                        $176,082,885
                                           ============






See notes to investment portfolio.

February 28, 2003 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:

(a)Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(b)These securities are in default of certain debt covenants. Income is not being accrued.
(c)Represents fair value as determined in good faith under procedures approved by the Trustees.
(d)Unfunded commitment, see note 8.
(e)Non-income producing.
(f)Cost for federal income tax purposes is $251,507,621.

           ACRONYM                 NAME
        --------------     --------------------
             IRL           Increasing Rate Loan

See notes to financial statements.

Statement of Assets and Liabilities

February 28, 2003 (Unaudited)

ASSETS:

Investments, at cost                      $251,463,955
                                          ------------
Investments, at value                     $231,095,216
Cash                                             1,846
Receivable for:
   Investments sold                                761
   Fund shares sold                            364,682
   Interest and fees                         1,707,864
   Expense reimbursement due from Advisor       60,613
Deferred Trustees' compensation plan             1,435
Other assets                                    12,334
                                          ------------
        Total Assets                       233,244,751
                                          ------------
LIABILITIES:
Deferred facility fees                         285,280
Payable for:
   Distributions                               349,104
   Management fee                              158,945
   Administration fee                           70,652
   Transfer agent fee                           97,452
   Pricing and bookkeeping fees                 33,320
   Audit fee                                    25,620
   Interest expense                             74,503
Deferred Trustees' fee                           1,435
Other liabilities                               65,555
Notes payable                               56,000,000
                                          ------------
     Total Liabilities                      57,161,866
                                          ------------
NET ASSETS                                $176,082,885
                                          ------------
COMPOSITION OF NET ASSETS:

Paid-in capital                           $212,835,775
Overdistributed net investment income          (28,221)
Accumulated net realized loss              (16,355,930)
Net unrealized depreciation on investments (20,368,739)
                                          ------------
NET ASSETS                                $176,082,885
                                          ============
CLASS A:
Net assets                                $ 58,988,473
Shares outstanding                           5,673,554
                                          ------------
Net asset value and redemption
   price per share                        $      10.40(a)
                                          ============
Maximum offering price per share
   ($10.40/0.9650)                        $      10.78(b)
                                          ============
CLASS B:
Net assets                                $ 62,102,628
Shares outstanding                           5,973,057
                                          ------------
Net asset value and offering
    price per share                       $      10.40(a)
                                          ============
CLASS C:
Net assets                                $ 54,580,376
Shares outstanding                           5,247,634
                                          ------------
Net asset value and offering
     price per share                      $      10.40(a)
                                          ============
CLASS Z:
Net assets                                $    411,408
Shares outstanding                              39,554
                                          ------------
Net asset value, offering and redemption
   price per share                        $      10.40
                                          ============

(a)Redemption price per share is equal to net asset value less any applicable early withdrawal charge.
(b)On sales of $100,000 or more the offering price is reduced.




 Statement of Operations

For the Six Months Ended February 28, 2003 (Unaudited)

INVESTMENT INCOME:

Interest                                   $ 9,424,290
Facility and other fees                        430,992
                                           -----------
   Total Investment Income                   9,855,282
EXPENSES:
Management fee                                 567,554
Administration fee                             252,245
Distribution fee:
   Class A                                      32,181
   Class B                                     145,536
   Class C                                     172,205
Service fee:
   Class A                                      80,453
   Class B                                      80,854
   Class C                                      71,752
Pricing and bookkeeping fees                    99,960
Transfer agent fee                             239,677
Trustees' fee                                    6,337
Custody fee                                      4,023
Other expenses                                 150,298
                                           -----------
   Total Operating Expenses                  1,903,075
Fees and expenses waived or
   reimbursed by Advisor                      (360,094)
Custody earnings credit                           (139)
                                           -----------
   Net Operating Expenses                    1,542,842
Interest expense                               542,870
Commitment fee                                 207,145
                                           -----------
   Net Expenses                              2,292,857
                                           -----------
Net Investment Income                        7,562,425
                                           -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments            (7,644,250)
Net change in unrealized appreciation/
   depreciation on investments               5,331,180
                                           -----------
   Net Loss                                 (2,313,070)
                                           -----------
Net Increase in Net Assets
   from Operations                         $ 5,249,355
                                           ===========




See notes to financial statements.

Statement of Changes in Net Assets


                                                                                    (UNAUDITED)
                                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                                   FEBRUARY 28,          AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                     2003                 2002
======================================================================================================================
OPERATIONS:
Net investment income                                                               $  7,562,425       $  17,565,808
Net realized loss on investments                                                      (7,644,250)         (4,422,545)
Net change in unrealized appreciation/depreciation on investments                      5,331,180         (24,393,222)
                                                                                    ------------       -------------
Net Increase (Decrease) from Operations                                                5,249,355         (11,249,959)
                                                                                    ------------       -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                            (2,668,270)         (7,229,439)
   Class B                                                                            (2,567,044)         (5,772,702)
   Class C                                                                            (2,234,671)         (4,574,186)
   Class Z                                                                               (12,935)           (212,723)
                                                                                    ------------       -------------
Total Distributions Declared to Shareholders                                          (7,482,920)        (17,789,050)
                                                                                    ------------       -------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                       1,760,000          18,572,509
   Distributions reinvested                                                            1,811,020           4,678,393
   Redemptions                                                                       (13,519,485)        (50,701,801)
                                                                                    ------------       -------------
      Net Decrease                                                                    (9,948,465)        (27,450,899)
                                                                                    ------------       -------------
Class B:
   Subscriptions                                                                       3,044,228          22,463,001
   Distributions reinvested                                                            1,602,592           3,580,288
   Redemptions                                                                        (9,989,956)        (28,971,192)
                                                                                    ------------       -------------
      Net Decrease                                                                    (5,343,136)         (2,927,903)
                                                                                    ------------       -------------
Class C:
   Subscriptions                                                                       3,867,665          28,691,771
   Distributions reinvested                                                            1,630,775           3,074,908
   Redemptions                                                                       (12,003,713)        (26,047,239)
                                                                                    ------------       -------------
      Net Increase (Decrease)                                                         (6,505,273)          5,719,440
                                                                                    ------------       -------------
Class Z:
   Subscriptions                                                                         273,195             159,842
   Distributions reinvested                                                                  249             212,723
   Redemptions                                                                                --          (2,766,176)
                                                                                    ------------       -------------
      Net Increase (Decrease)                                                            273,444          (2,393,611)
                                                                                    ------------       -------------
Net Decrease from Share Transactions                                                 (21,523,430)        (27,052,973)
                                                                                    ------------       -------------
Total Decrease in Net Assets                                                         (23,756,995)        (56,091,982)
NET ASSETS:
Beginning of period                                                                  199,839,880         255,931,862
                                                                                    ------------       -------------
End of period (including overdistributed net investment income of
   $(28,221) and $(107,726), respectively)                                          $176,082,885       $ 199,839,880
                                                                                    ============       =============





See notes to financial statements.


                                                                                    (UNAUDITED)
                                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                                   FEBRUARY 28,          AUGUST 31,
                                                                                       2003                 2002
======================================================================================================================
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                         170,249           1,648,681
   Issued for distributions reinvested                                                   175,689             413,072
   Redemptions                                                                        (1,324,281)         (4,646,687)
                                                                                    ------------       -------------
      Net Decrease                                                                      (978,343)         (2,584,934)
                                                                                    ------------       -------------
Class B:
   Subscriptions                                                                         294,251           1,986,627
   Issued for distributions reinvested                                                   155,452             316,278
   Redemptions                                                                          (978,001)         (2,670,279)
                                                                                    ------------       -------------
      Net Decrease                                                                      (528,298)           (367,374)
                                                                                    ------------       -------------
Class C:
   Subscriptions                                                                         373,814           2,534,958
   Issued for distributions reinvested                                                   158,192             271,691
   Redemptions                                                                        (1,180,470)         (2,370,615)
                                                                                    ------------       -------------
      Net Increase (Decrease)                                                           (648,464)            436,034
                                                                                    ------------       -------------
Class Z:
   Subscriptions                                                                          26,197              13,333
   Issued for distributions reinvested                                                        24              19,606
   Redemptions                                                                                --            (262,457)
                                                                                    ------------       -------------
      Net Increase (Decrease)                                                             26,221            (229,518)
                                                                                    ------------       -------------




See notes to financial statements.

 Statement of Cash Flows

                                            (UNAUDITED)
                                              FOR THE
                                            SIX MONTHS
                                               ENDED
INCREASE (DECREASE)                        FEBRUARY 28,
IN CASH                                        2003
======================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net investment Income                     $  7,562,425
Adjustments to reconcile net investment
income to net cash provided by
operating activities:
Purchase of investment securities          (75,472,112)
Proceeds from disposition of
   investment securities                   115,795,955
Purchase of short-term portfolio
    investments, net                          (100,483)
Increase in interest and fees receivable       (30,469)
Increase in receivable for expense
   reimbursement                               (31,582)
Decrease in receivable for investments sold    210,970
Decrease in other assets                        46,527
Decrease in deferred facility fees             (24,044)
Increase in payable for accrued expenses       157,602
Net amortization of premium (discount)      (1,428,611)
Decrease in payable for investments
   purchased                                   (95,829)
Decrease in other liabilities                  (11,654)
                                          ------------
Net cash provided by operating activities   46,578,695

CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in notes payable                  (18,000,000)
Decrease in interest payable                   (34,942)
Proceeds from shares sold                    9,161,509
Payment of shares redeemed                 (35,513,694)
Distributions paid in cash                  (3,318,517)
                                          ------------
Net cash flows used for
   financing activities                    (47,705,644)
                                          ------------
Net decrease in cash                        (1,126,949)

CASH:
Cash at beginning of period                  1,128,795
                                          ------------
Cash at end of period                     $      1,846
                                          ============





See notes to financial statements.

Notes to Financial Statements

February 28, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Floating Rate Advantage Fund (the "Fund"), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment goal is to provide a high level of current income, consistent with preservation of capital. The Fund authorized an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

INVESTMENT VALUATION AND TRANSACTIONS:

The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. The prices provided by these principal market makers may differ from the value that would be realized if the loans were sold and the differences could be material to the financial statements. In the absence of actual market values, senior loans will be valued by Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

STATEMENT OF CASH FLOWS:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2003.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fee per share applicable to Class A, Class B and Class C shares.

February 28, 2003 (Unaudited)

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Premiums and discounts are amortized over the estimated life of each applicable security. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of August 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

   YEAR OF EXPIRATION      CAPITAL LOSS CARRYFORWARDS
   ------------------      --------------------------
          2009                        $ 22,035
          2010                       3,814,328
                                    ----------
          Total                     $3,836,363
                                    ==========


NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

The Advisor receives a monthly fee equal to 0.45% annually of the Fund's average daily managed assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average daily managed assets.

PRICING AND BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended February 28, 2003, the net asset based fee rate was 0.0329%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $2,346 on sales of the Fund's Class A shares and received early withdrawal charges (EWC) of $958, $162,406 and $16,642 on Class A, Class B and Class C share redemptions, respectively. The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average daily net assets attributable to Class A, Class B and Class C shares only.

February 28, 2003 (Unaudited)

The EWC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that certain expenses (exclusive of management fees, administration fees, service fees, distribution fees, brokerage commissions, interest, commitment fees, leverage fees, taxes and extraordinary expenses, if any) exceed 0.15% of average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $139 of custody fees were reduced by balance credits for the six months ended February 28, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended February 28, 2003, purchases and sales of investments, other than short-term obligations, were $75,472,112 and $115,795,955, respectively.

Unrealized appreciation (depreciation) at February 28, 2003, based on cost of investments for federal income tax purposes, was:

Gross unrealized
  appreciation                          $   5,394,024

Gross unrealized
  depreciation                            (25,806,429)
                                        -------------
Net unrealized
  depreciation                          $ (20,412,405)
                                        =============

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. TENDER OF SHARES

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15(th) day of February, May, and August, and November each year, or the next business day if the 15(th) is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. The Fund may repurchase an additional amount of shares up to 2% of the shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2003, there were two tender offers in November and February. For each tender, the Fund offered to repurchase 15% and 17%, respectively, of its shares, and 12.57% and 5.71%, respectively, of shares outstanding were tendered.

NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower.

At February 28, 2003, the following sets forth the selling participants with respect to interests in senior loans purchased by the Portfolio on a participation basis.

Selling                      Principal
Participant                   Amount         Value
---------                     -------        -----
Citibank:
    CSC Holdings, Inc.
      Revolver              $2,246,250     $2,090,295

February 28, 2003 (Unaudited)

NOTE 7. LOAN AGREEMENT

At February 28, 2003, the Fund had one term loan outstanding with Citicorp North America, Inc., totaling $56,000,000 which bore interest at 1.34 % per annum, due September 18, 2003. The Fund may borrow up to $150,000,000. The average daily loan balance was $66,107,735 at a weighted average interest rate of 2.97%. The Fund is required to maintain certain asset coverage with respect to the loans.

NOTE 8. UNFUNDED LOAN COMMITMENTS

As of February 28, 2003, the Fund had unfunded loan commitments of $5,252,500, which could be extended at the option of the Borrower.

                                           Unfunded
Borrower                                  Commitments
--------                                  -----------
CSC Holdings, Inc.                        $  502,500
Insight Health Services Corp.              3,000,000
Noveon, Inc.                                 625,000
Riverwood International Corp.              1,125,000
                                          ----------
                                          $5,252,500

NOTE 9: SUBSEQUENT EVENT:

On April 1, 2003, the Advisor and Administrator merged into Columbia Management Advisers, Inc. ("Columbia"), a direct subsidiary of Columbia Management Group, Inc., which subsequently became the investment advisor of the Fund. The merger will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Financial Highlights

Selected data for a share outstanding throughout each period is as follows:


                                                           (UNAUDITED)
                                                           SIX MONTHS               YEAR ENDED
                                                              ENDED                  AUGUST 31,               PERIOD ENDED
                                                          FEBRUARY 28,   -----------------------------------    AUGUST 31,
CLASS A SHARES                                                 2003             2002             2001            2000(a)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.48          $ 11.74          $ 12.09          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.44(b)          0.83(b)(c)       1.10(b)          0.64
Net realized and unrealized gain (loss)
   on investments                                              (0.10)           (1.26)(c)        (0.32)            0.07
                                                             -------          -------          -------          -------
     Total from Investment Operations                           0.34            (0.43)            0.78             0.71
                                                             -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.42)           (0.83)           (1.13)           (0.62)
From net realized gains                                           --               --               --(d)            --
                                                             -------          -------          -------          -------
     Total Distributions Declared to Shareholders              (0.42)           (0.83)           (1.13)           (0.62)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $ 10.40          $ 10.48          $ 11.74          $ 12.09
                                                             =======          =======          =======          =======
Total return (e)(f)                                            3.39%(g)       (3.88)%            6.71%            6.04%(g)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (h)                                         1.38%(i)         1.38%            1.37%            1.01%(i)
Interest and commitment fees expenses                          0.80%(i)         0.99%            2.04%            1.91%(i)
Net expenses (h)                                               2.18%(i)         2.37%            3.41%            2.92%(i)
Net investment income (h)                                      8.37%(i)         7.25%(c)         9.24%            9.49%(i)
Waiver/reimbursement                                           0.39%(i)         0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                          32%(g)           98%              65%               8%(g)
Net assets, end of period (000's)                           $ 58,988         $ 69,733         $108,399         $ 54,402

(a)The Fund commenced investment operations on January 13, 2000.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal charge.
(f)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                           (UNAUDITED)
                                                           SIX MONTHS               YEAR ENDED
                                                              ENDED                  AUGUST 31,               PERIOD ENDED
                                                          FEBRUARY 28,   -----------------------------------    AUGUST 31,
CLASS B SHARES                                                 2003             2002             2001            2000(a)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.48          $ 11.74          $ 12.07          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.41(b)          0.78(b)(c)       1.05(b)          0.62
Net realized and unrealized gain (loss)
   on investments                                              (0.08)           (1.25)(c)        (0.30)            0.05
                                                             -------          -------          -------          -------
     Total from Investment Operations                           0.33            (0.47)            0.75             0.67
                                                             -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.41)           (0.79)           (1.08)           (0.60)
From net realized gains                                           --               --               --(d)            --
                                                             -------          -------          -------          -------
     Total Distributions Declared to Shareholders              (0.41)           (0.79)           (1.08)           (0.60)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $ 10.40          $ 10.48          $ 11.74          $ 12.07
                                                             =======          =======          =======          =======
Total return (e)(f)                                            3.22%(g)       (4.22)%            6.52%            5.69%(g)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (h)                                         1.73%(i)         1.73%            1.72%            1.36%(i)
Interest and commitment fees expenses                          0.80%(i)         0.99%            2.04%            1.91%(i)
Net expenses (h)                                               2.53%(i)         2.72%            3.76%            3.27%(i)
Net investment income (h)                                      8.02%(i)         6.90%(c)         8.89%            9.14%(i)
Waiver/reimbursement                                           0.39%(i)         0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                          32%(g)           98%              65%               8%(g)
Net assets, end of period (000's)                           $ 62,103         $ 68,157         $ 80,609         $ 19,964

(a)The Fund commenced investment operations on January 13, 2000.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.
(f)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                           (UNAUDITED)
                                                           SIX MONTHS               YEAR ENDED
                                                              ENDED                  AUGUST 31,               PERIOD ENDED
                                                          FEBRUARY 28,   -----------------------------------    AUGUST 31,
CLASS C SHARES                                                 2003             2002             2001            2000(a)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.48          $ 11.74          $ 12.07          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.40(b)          0.76(b)(c)       1.03(b)          0.61
Net realized and unrealized gain (loss)
   on investments                                              (0.08)           (1.25)(c)        (0.30)            0.05
                                                             -------          -------          -------          -------
     Total from Investment Operations                           0.32            (0.49)            0.73             0.66
                                                             -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.40)           (0.77)           (1.06)           (0.59)
From net realized gains                                           --               --               --(d)            --
                                                             -------          -------          -------          -------
     Total Distributions Declared to Shareholders              (0.40)           (0.77)           (1.06)           (0.59)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $ 10.40          $ 10.48          $ 11.74          $ 12.07
                                                             =======          =======          =======          =======
Total return (e)(f)                                            3.14%(g)       (4.36)%            6.35%            5.62%(g)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (h)                                         1.88%(i)         1.88%            1.87%            1.51%(i)
Interest and commitment fees expenses                          0.80%(i)         0.99%            2.04%            1.91%(i)
Net expenses (h)                                               2.68%(i)         2.87%            3.91%            3.42%(i)
Net investment income (h)                                      7.87%(i)         6.75%(c)         8.74%            8.99%(i)
Waiver/reimbursement                                           0.39%(i)         0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                          32%(g)           98%              65%               8%(g)
Net assets, end of period (000's)                           $ 54,580         $ 61,811         $ 64,074         $ 13,013

(a)The Fund commenced investment operations on January 13, 2000.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.
(f)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                           (UNAUDITED)
                                                           SIX MONTHS               YEAR ENDED
                                                              ENDED                  AUGUST 31,               PERIOD ENDED
                                                          FEBRUARY 28,   -----------------------------------    AUGUST 31,
CLASS Z SHARES                                                 2003             2002             2001            2000(a)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.48          $ 11.74          $ 12.08          $ 12.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.45(b)          0.86(b)(c)       1.14(b)          0.67
Net realized and unrealized gain (loss)
   on investments                                              (0.09)           (1.25)(c)        (0.31)            0.05
                                                             -------          -------          -------          -------
     Total from Investment Operations                           0.36            (0.39)            0.83             0.72
                                                             -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.44)           (0.87)           (1.17)           (0.64)
From net realized gains                                           --               --               --(d)            --
                                                             -------          -------          -------          -------
     Total Distributions Declared to Shareholders              (0.44)           (0.87)           (1.17)           (0.64)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $ 10.40          $ 10.48          $ 11.74          $ 12.08
                                                             =======          =======          =======          =======
Total return (e)(f)                                            3.57%(g)       (3.53)%            7.17%            6.11%(g)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (h)                                         1.03%(i)         1.03%            1.02%            0.66%(i)
Interest and commitment fees expenses                          0.80%(i)         0.99%            2.04%            1.91%(i)
Net expenses (h)                                               1.83%(i)         2.02%            3.06%            2.57%(i)
Net investment income (h)                                      8.72%(i)         7.60%(c)         9.59%            9.84%(i)
Waiver/reimbursement                                           0.39%(i)         0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                          32%(g)           98%              65%               8%(g)
Net assets, end of period (000's)                            $   411          $   140          $ 2,850          $ 2,656

(a)The Fund commenced investment operations on January 13, 2000.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Total return at net asset value assuming all distributions reinvested.
(f)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

Transfer Agent

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Floating Rate Advantage Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Floating Rate Advantage Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Floating Rate Advantage Fund

Liberty Floating Rate Advantage Fund  SEMIANNUAL REPORT, FEBRUARY 28, 2003


[eagle head logo]

LibertyFunds
A Member of Columbia Management Group
(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                                     PRSRT STD
                                                                    U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                762-03/080N-0303 (04/03) 03/0814

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Floating Rate Advantage Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------
By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    April 25, 2003
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* Print the name and title of each signing officer under his or her signature.